Business Acquisitions (Details Textual)	0 Months Ended									1 Months Ended		0 Months Ended
	Apr. 11, 2011 USD ($)	Apr. 11, 2011 CNY	Apr. 30, 2011 USD ($)	Apr. 30, 2011 CNY	Apr. 11, 2011 NZD	Sep. 30, 2010 USD ($)	Sep. 30, 2010 CNY	Sep. 30, 2009 USD ($)	Sep. 30, 2009 CNY	Sep. 30, 2009 Zhuhai Agria Nky Seeds Ltd [Member] USD ($)	Sep. 30, 2009 Zhuhai Agria Nky Seeds Ltd [Member] CNY	Sep. 30, 2010 Tianjin Beiao Seed Technology Development Co Ltd [Member] USD ($)	Sep. 30, 2010 Tianjin Beiao Seed Technology Development Co Ltd [Member] CNY	Apr. 11, 2011 Maximum [Member]	Apr. 11, 2011 Minimum [Member]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage										100.00%	100.00%	100.00%	100.00%
Business Acquisition Cost Of Acquired Entity Research and Sales Of Agriculture Products										$ 732,504	5,000,000
Business Acquisition Cost Of Acquired Entity Research and Sale Of Vegetable Seeds												151,515	1,000,000
Goodwill			136,594,000	882,874,000		48,115,000	317,560,000	1,437,000	9,817,000
Purchase Of Additional Shares	234,963,938	234,963,938
Business Acquisition, Share Price	$ 0.46				0.6
Noncontrolling Interest, Ownership Percentage by Parent	19.01%	19.01%												50.01%	19.01%
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain	$ 8,600,000	55,500,000